Convertible redeemable non-controlling interests and convertible non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Convertible redeemable non-controlling interests and convertible non-controlling interests
Schedule of convertible redeemable non-controlling interests and convertible non-controlling interests

	Convertible redeemable	Convertible non‑
	non‑controlling interests	controlling interests
	RMB	RMB
Balance as of January 1, 2021	3,345,265	99,851
Issuance of convertible redeemable non-controlling interests and convertible non-controlling interests, net of issuance costs	8,225,007	969,506
Accretion of convertible redeemable non-controlling interests to redemption value	687,617	—
Balance as of December 31, 2021	12,257,889	1,069,357
Accretion of convertible redeemable non-controlling interests to redemption value	898,649	—
Repurchase of convertible redeemable non-controlling interests	(145,962)	—
Balance as of December 31, 2022	13,010,576	1,069,357
Accretion of convertible redeemable non-controlling interests to redemption value	995,685	—
Balance as of December 31, 2023	14,006,261	1,069,357